Capital Stock (Global Diversified Holdings, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Capital Stock

NOTE 4 - STOCKHOLDERS’ DEFICIT

On December 1, 2017, the Company issued 20,000,000 founders common stock to two directors and officers for legal services provided to the Company. The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of September 30, 2018, 13,000,000 shares of common stock and no preferred stock were issued and outstanding.

On June 13, 2018 the Company effected a change of its control. The Company cancelled an aggregate of 19,500,000 shares of the then 20,000,000 shares of outstanding stock valued at par. James M. Cassidy resigned as the Company’s president, secretary and director and James McKillop resigned as the Company’s vice president and director.

Paul Adler was then named sole officer and director of the Company.

On June 14, 2018, the Company issued 12,500,000 shares of its common stock at par as a result of the change in control to Paul Adler.

Global Diversified Holdings, Inc. [Member]
Capital Stock

NOTE 3 – CAPITAL STOCK

The Company has 200 shares of no par value common stock authorized. At inception, the Company issued 100 shares of common stock to its founder for cash proceeds of $0. In 2012, the Company issued 100 shares of common stock in exchange for $70,000; these shares were then later redeemed by the Company in exchange for $90,000. See Note 2.

The Company has 100 shares of common stock issued and outstanding as of September 30, 2018.

NOTE 3 – CAPITAL STOCK

The Company has 200 shares of no par value common stock authorized. At inception, the Company issued 100 shares of common stock to its founder for cash proceeds of $0. In 2012, the Company issued 100 shares of common stock in exchange for $70,000; these shares were then later redeemed by the Company in exchange for $90,000. See Note 2.

The Company has 100 shares of common stock issued and outstanding as of December 31, 2017 and 2016.